Statement of cash flows - Summary of cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and due from banks at amortized cost	₩ 28,471,127	₩ 33,420,549	₩ 28,435,818
Due from financial institutions with a maturity over three months from date of acquisition	(1,490,600)	(2,488,156)	(3,349,719)
Restricted due from banks	(13,896,642)	(21,969,411)	(16,506,925)
Total	₩ 13,083,885	₩ 8,962,982	₩ 8,579,174	₩ 8,179,756